Goodwill and Other Acquired Intangible Assets - Goodwill (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014
Goodwill [Roll Forward]
Balance, beginning of the period		$ 10,613.2	[1]	$ 10,227.5
Goodwill, Acquired During Period		329.0
Balance, end of the period	[1]	10,636.8		10,613.2
Group Insurance [Member]
Goodwill [Roll Forward]
Balance, beginning of the period		113.0
Balance, end of the period		113.0		113.0
bSwift [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period		11.0		318.0
InterGlobal Group [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period		0.0		67.7
Other [Member]
Goodwill [Roll Forward]
Goodwill, Acquired During Period		$ 12.3		$ 0.0

[1]	At both December 31, 2015 and 2014, $113 million was assigned to the Group Insurance segment, with the remainder assigned to the Health Care segment.